Segment Reporting - Summary of Operating Segments ( Balance Sheet ) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and Due from Banks	$ 1,995,884,822	$ 1,393,686,854
Debt Securities at fair value through profit or loss	598,794,865	2,467,190,345
Derivative Financial Instruments	35,290,286	10,362,961
Repurchase Transactions	1,170,165,239	359,750,280
Other Financial Assets	178,103,536	174,440,243
Loans and Other Financing	3,080,706,325	3,871,626,785
Other Debt Securities	1,926,334,348	1,141,853,895
Financial Assets Pledged as Collateral	431,557,202	473,659,536
Current Income Tax Assets	2,045,887	1,277,544
Investments in Equity Instruments	9,637,518	6,972,539
Equity investments in Associates and Joint Ventures	2,650,357	2,076,371
Property, Plant and Equipment	355,259,161	360,675,413
Intangible Assets	123,614,819	119,932,486
Deferred Income Tax Assets	189,753,509	22,689,298
Insurance Contract Assets	9,821,667	3,495,903
Reinsurance Contract Assets	28,616,023	98,766
Other Non-financial Assets	77,747,320	78,383,092
Non-current Assets Held for Sale	74,920	3,896
Assets	10,216,057,804	10,488,176,207
Liabilities
Deposits	5,707,779,943	6,670,282,388
Liabilities at fair value through profit or loss	49,485,078	243,592
Derivative Financial Instruments	12,238,747	5,275,600
Repurchase Transactions	23,346,266	0
Other Financial Liabilities	1,273,329,296	1,086,252,228
Financing Received from the Argentine Central Bank and Other Financial Institutions	138,128,699	116,684,862
Debt Securities	92,715,512	209,587,705
Current Income Tax Liabilities	272,400,545	27,403,664
Subordinated Debt Securities	205,612,893	141,394,653
Provisions	20,387,943	31,934,926
Deferred Income Tax Liabilities	17,355,336	19,825,433
Insurance Contracts Liabilities	105,700,532	4,068,201
Reinsurance Contracts Liabilities	2,163,638	0
Other Non-financial Liabilities	278,169,377	279,341,084
Liabilities	8,198,813,805	8,592,294,336
Operating segments | Argentina
Assets
Cash and Due from Banks	2,027,953,634	1,397,795,946
Debt Securities at fair value through profit or loss	612,987,005	2,478,779,243
Derivative Financial Instruments	41,749,631	14,228,081
Repurchase Transactions	1,191,546,653	393,745,142
Other Financial Assets	187,975,959	174,601,303
Loans and Other Financing	3,146,574,476	3,982,031,607
Other Debt Securities	1,926,334,348	1,142,983,125
Financial Assets Pledged as Collateral	430,895,166	473,107,585
Current Income Tax Assets	2,045,887	1,277,544
Investments in Equity Instruments	9,637,518	6,972,539
Equity investments in Associates and Joint Ventures	2,650,357	2,076,371
Property, Plant and Equipment	354,991,354	360,669,210
Intangible Assets	123,613,994	119,930,562
Deferred Income Tax Assets	189,753,509	22,689,298
Insurance Contract Assets	9,821,667	3,495,903
Reinsurance Contract Assets	28,616,023	98,766
Other Non-financial Assets	77,737,191	78,379,231
Non-current Assets Held for Sale	74,920	3,896
Assets	10,364,959,292	10,652,865,352
Liabilities
Deposits	5,750,572,318	6,693,180,180
Liabilities at fair value through profit or loss	49,485,078	243,592
Derivative Financial Instruments	18,699,617	9,140,720
Repurchase Transactions	44,727,680	33,994,862
Other Financial Liabilities	1,280,666,786	1,074,560,291
Financing Received from the Argentine Central Bank and Other Financial Institutions	195,706,835	219,662,147
Debt Securities	104,733,356	223,353,558
Current Income Tax Liabilities	272,400,545	27,403,664
Subordinated Debt Securities	207,787,189	141,394,653
Provisions	20,387,943	31,934,926
Deferred Income Tax Liabilities	17,355,336	19,825,433
Insurance Contracts Liabilities	105,704,654	4,081,691
Reinsurance Contracts Liabilities	2,163,638
Other Non-financial Liabilities	278,025,755	278,485,993
Liabilities	8,348,416,730	8,757,261,710
Operating segments | Uruguay
Assets
Cash and Due from Banks	856,798	11,613,469
Debt Securities at fair value through profit or loss	0	1,047,725
Derivative Financial Instruments	1,525	0
Repurchase Transactions	0	0
Other Financial Assets	0	0
Loans and Other Financing	10,436	364
Other Debt Securities	0	0
Financial Assets Pledged as Collateral	662,036	551,951
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	267,807	6,203
Intangible Assets	825	1,924
Deferred Income Tax Assets	0	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	10,137	3,861
Non-current Assets Held for Sale	0	0
Assets	1,809,564	13,225,497
Liabilities
Deposits	0	0
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	260,885	11,925,399
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Current Income Tax Liabilities	0	0
Subordinated Debt Securities	0	0
Provisions	0	0
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities	0
Other Non-financial Liabilities	847,242	1,021,869
Liabilities	1,108,127	12,947,268
Operating segments | Bank
Assets
Cash and Due from Banks	1,923,492,910	1,352,238,811
Debt Securities at fair value through profit or loss	462,568,153	2,465,120,440
Derivative Financial Instruments	35,269,630	10,361,046
Repurchase Transactions	1,085,918,848	326,075,813
Other Financial Assets	122,736,808	136,546,759
Loans and Other Financing	2,231,642,390	2,949,581,640
Other Debt Securities	1,791,809,860	1,091,174,800
Financial Assets Pledged as Collateral	386,287,915	311,693,475
Current Income Tax Assets	0	0
Investments in Equity Instruments	6,897,267	6,972,517
Equity investments in Associates and Joint Ventures	2,650,357	2,076,371
Property, Plant and Equipment	315,533,809	317,642,825
Intangible Assets	102,859,938	107,513,800
Deferred Income Tax Assets	130,619,812	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	56,147,521	46,733,979
Non-current Assets Held for Sale	74,920	3,896
Assets	8,654,510,138	9,123,736,172
Liabilities
Deposits	5,544,973,263	6,609,022,940
Liabilities at fair value through profit or loss	49,485,078	243,592
Derivative Financial Instruments	18,699,617	9,140,721
Repurchase Transactions	23,346,266	0
Other Financial Liabilities	666,102,899	472,735,547
Financing Received from the Argentine Central Bank and Other Financial Institutions	43,517,158	32,759,770
Debt Securities	15,536,702	38,560,273
Current Income Tax Liabilities	236,104,364	9,721,726
Subordinated Debt Securities	207,787,189	141,394,653
Provisions	17,303,410	30,610,661
Deferred Income Tax Liabilities	0	16,332,680
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities	0
Other Non-financial Liabilities	188,628,579	209,158,102
Liabilities	7,011,484,525	7,569,680,665
Operating segments | Naranja X
Assets
Cash and Due from Banks	19,499,608	20,640,510
Debt Securities at fair value through profit or loss	63,364,262	624,871
Derivative Financial Instruments	6,480,001	3,867,035
Repurchase Transactions	105,627,805	67,669,329
Other Financial Assets	6,528,263	4,126,282
Loans and Other Financing	910,598,989	1,022,897,139
Other Debt Securities	118,477,198	23,135,122
Financial Assets Pledged as Collateral	31,883,475	159,017,265
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	32,594,924	37,401,257
Intangible Assets	8,781,857	10,290,005
Deferred Income Tax Assets	29,379,013	19,432,837
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	7,111,263	19,558,131
Non-current Assets Held for Sale	0	0
Assets	1,340,326,658	1,388,659,783
Liabilities
Deposits	205,592,886	83,996,986
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	21,381,414	33,994,862
Other Financial Liabilities	533,865,638	583,560,862
Financing Received from the Argentine Central Bank and Other Financial Institutions	151,641,933	186,902,377
Debt Securities	89,196,654	184,793,285
Current Income Tax Liabilities	9,946,179	3,624,016
Subordinated Debt Securities	0	0
Provisions	2,169,812	530,997
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities	0
Other Non-financial Liabilities	50,722,836	42,567,634
Liabilities	1,064,517,352	1,119,971,019
Operating segments | Insurance
Assets
Cash and Due from Banks	4,505,913	40,103
Debt Securities at fair value through profit or loss	69,021,323	362,600
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Assets	15,484,688	3,591,735
Loans and Other Financing	0	0
Other Debt Securities	16,047,290	18,999,342
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	1,945,136	1,147,220
Investments in Equity Instruments	113,495	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	6,427,153	5,178,335
Intangible Assets	9,904,081	229,258
Deferred Income Tax Assets	28,101,866	1,389,507
Insurance Contract Assets	9,821,667	3,495,903
Reinsurance Contract Assets	28,616,023	98,766
Other Non-financial Assets	2,398,533	595,963
Non-current Assets Held for Sale	0	0
Assets	192,387,168	35,128,732
Liabilities
Deposits	0	0
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	0
Debt Securities	0	0
Current Income Tax Liabilities	8,939,382	3,944,915
Subordinated Debt Securities	0	0
Provisions	813,844	621,588
Deferred Income Tax Liabilities	12,952,332	388,195
Insurance Contracts Liabilities	105,704,654	4,081,691
Reinsurance Contracts Liabilities	2,163,638
Other Non-financial Liabilities	27,905,247	6,103,048
Liabilities	158,479,097	15,139,437
Operating segments | Other Businesses
Assets
Cash and Due from Banks	81,312,001	36,489,991
Debt Securities at fair value through profit or loss	18,033,267	13,719,057
Derivative Financial Instruments	1,525	0
Repurchase Transactions	0	0
Other Financial Assets	43,226,200	30,336,527
Loans and Other Financing	4,343,533	9,553,192
Other Debt Securities	0	9,673,861
Financial Assets Pledged as Collateral	13,385,812	2,948,796
Current Income Tax Assets	100,751	130,324
Investments in Equity Instruments	2,626,756	22
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	703,275	452,996
Intangible Assets	2,068,943	1,899,423
Deferred Income Tax Assets	1,652,818	1,866,954
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	12,090,011	11,495,019
Non-current Assets Held for Sale	0	0
Assets	179,544,892	118,566,162
Liabilities
Deposits	6,169	160,254
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	80,959,134	30,189,281
Financing Received from the Argentine Central Bank and Other Financial Institutions	547,744	0
Debt Securities	0	0
Current Income Tax Liabilities	17,410,620	10,113,007
Subordinated Debt Securities	0	0
Provisions	100,877	171,680
Deferred Income Tax Liabilities	4,403,004	3,104,558
Insurance Contracts Liabilities	0	0
Reinsurance Contracts Liabilities	0
Other Non-financial Liabilities	11,616,335	21,679,077
Liabilities	115,043,883	65,417,857
Adjustments
Assets
Cash and Due from Banks	(32,925,610)	(15,722,561)
Debt Securities at fair value through profit or loss	(14,192,140)	(12,636,623)
Derivative Financial Instruments	(6,460,870)	(3,865,120)
Repurchase Transactions	(21,381,414)	(33,994,862)
Other Financial Assets	(9,872,423)	(161,060)
Loans and Other Financing	(65,878,587)	(110,405,186)
Other Debt Securities	0	(1,129,230)
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	0	0
Intangible Assets	0	0
Deferred Income Tax Assets	0	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	(8)	0
Non-current Assets Held for Sale	0	0
Assets	(150,711,052)	(177,914,642)
Liabilities
Deposits	(42,792,375)	(22,897,792)
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	(6,460,870)	(3,865,121)
Repurchase Transactions	(21,381,414)	(33,994,862)
Other Financial Liabilities	(7,598,375)	(233,462)
Financing Received from the Argentine Central Bank and Other Financial Institutions	(57,578,136)	(102,977,285)
Debt Securities	(12,017,844)	(13,765,853)
Current Income Tax Liabilities	0	0
Subordinated Debt Securities	(2,174,296)	0
Provisions	0	0
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	(4,122)	(13,490)
Reinsurance Contracts Liabilities	0
Other Non-financial Liabilities	(703,620)	(166,777)
Liabilities	(150,711,052)	(177,914,642)
Segment Adjustments
Assets
Cash and Due from Banks	(32,925,610)	(15,722,561)
Debt Securities at fair value through profit or loss	(14,192,140)	(12,636,623)
Derivative Financial Instruments	(6,460,870)	(3,865,120)
Repurchase Transactions	(21,381,414)	(33,994,862)
Other Financial Assets	(9,872,423)	(161,060)
Loans and Other Financing	(65,878,587)	(110,405,186)
Other Debt Securities	0	(1,129,230)
Financial Assets Pledged as Collateral	0	0
Current Income Tax Assets	0	0
Investments in Equity Instruments	0	0
Equity investments in Associates and Joint Ventures	0	0
Property, Plant and Equipment	0	0
Intangible Assets	0	0
Deferred Income Tax Assets	0	0
Insurance Contract Assets	0	0
Reinsurance Contract Assets	0	0
Other Non-financial Assets	(8)	0
Non-current Assets Held for Sale	0	0
Assets	(150,711,052)	(177,914,642)
Liabilities
Deposits	(42,792,375)	(22,897,792)
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	(6,460,870)	(3,865,120)
Repurchase Transactions	(21,381,414)	(33,994,862)
Other Financial Liabilities	(7,598,375)	(233,462)
Financing Received from the Argentine Central Bank and Other Financial Institutions	(57,578,136)	(102,977,285)
Debt Securities	(12,017,844)	(13,765,853)
Current Income Tax Liabilities	0	0
Subordinated Debt Securities	(2,174,296)	0
Provisions	0	0
Deferred Income Tax Liabilities	0	0
Insurance Contracts Liabilities	(4,122)	(13,490)
Reinsurance Contracts Liabilities	0
Other Non-financial Liabilities	(703,620)	(166,778)
Liabilities	$ (150,711,052)	$ (177,914,642)